Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 8:	SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

Ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and the right to receive dividends, if any, declared by the Company.

Shares Issuances:

1.	As part of an investment agreement from July 15, 2020, a warrant was granted to an investor (the “Original Warrant” and the “July 2020 Investor”, respectively), which investor became a related party of the Company following the July 2020 investment agreement given its equity interest in the Company. The Original warrant expired on April 23, 2023, pursuant to its original terms. On December 15, 2021, the Company and the July 2020 Investor entered into an addendum to the agreement pursuant to which the July 2020 Investor agreed to change the terms of the Original Warrant and in return was granted a new warrant (the “New Warrant”), which in the event of successful completion of an IPO replaces the Original Warrant and is only exercisable subject to the successful completion of an IPO, to invest an aggregate amount of up to $2,000 at an exercise price to be determined at 125% of the price per share in an IPO. The New Warrant expires 3 years after the date of a successful completion of an IPO. In accordance with a third addendum to the July 2020 investment agreement signed in November 2023, such right to receive New Warrants upon successful completion of an IPO expires on December 31, 2024. On May 7, 2024, the Company and the July 2020 Investor signed an amendment to the New Warrant, See also Note 10.

2.	On June 6, 2023, the Company entered into a securities purchase agreement with certain shareholders pursuant to which the Company issued 359,498 ordinary shares for gross proceeds of $407 (out of which the Company received from one of the investors shares in the value of $54). As of December 31, 2023, proceeds of $91 have not yet been received and accordingly were presented as a deduction of equity in the Company’s statement of changes in temporary equity and shareholder’s equity. The remaining proceeds have been received by April 2024.

As a result of this financing, the Company’s 2022 convertible notes were converted into 792,830 ordinary shares, pursuant to their original conversion terms (see also Note 10).

3.

On December 19, 2023, the Company entered into a securities purchase agreement with a shareholder pursuant to which the Company issued 92,628 ordinary shares for gross proceeds of $105. As of December 31, 2023, the proceeds have not yet been received and accordingly were presented as a deduction of equity in the Company’s statement of changes in temporary equity and shareholder’s equity. The proceeds have been received in 8 installments between April 2, 2024 and July 3, 2024.

4.

On February 4, 2023, the Company completed an additional financing by means of issuance of convertible notes in the amount of $180 (the “2023 Convertible Notes”). On May 12, 2024, the 2023 Convertible Notes were converted into 198,486 ordinary shares following a securities purchase agreement dated May 12, 2024 (see also note 8a5).

5.	On May 12, 2024, the Company entered into a securities purchase agreement with an existing shareholder pursuant to which the Company issued 61,754 ordinary shares for gross proceeds of $70.

6.	On August 13, 2024, following the agreement with SciSparc, the Company issued 320,000 ordinary shares. In addition, following the IPO, the Company issued to SciSparc 364,932 pre-funded warrants and 2,054,796 warrants, see also Note 5.

7.	On October 30, 2024, the Company issued 104,711 ordinary shares following a conversion of preferred shares, see also Note 6.

8.

On October 30, 2024, the Company closed its IPO of 958,903 Units (see Note 1c), each Unit consisting of (i) one Ordinary Shares, and (ii) three Warrants, each to purchase one Ordinary Share. The Warrants have an exercise price of $4.38 per Ordinary Share and may be immediately exercised until October 30, 2029.

In addition, pursuant to the terms of the underwriting agreement for the IPO, the underwriter exercised its overallotment option with respect to an additional 431,505 Warrants. The Warrants have an exercise price of $4.38 per Ordinary Share and may be immediately exercised until October 30, 2029.

b.	Share splits:

1.	On September 29, 2022, Company’s shareholders effected a reverse share split of the issued and outstanding shares at a ratio of 8.8-for-one, pursuant to which holders of Company’s Shares received one Share for every 8.8 Shares held and cancelled the par value of Company’s Shares. In addition, the shareholders of the Company effected an increase to the authorized share capital of its ordinary shares to 19,844,707.

2.	On December 19, 2022, Company’s shareholders effected forward share split at ratio of 1.25-for-one by means of issuance of bonus shares to the holders of Company’s ordinary shares on a basis of 1.25 bonus shares for each ordinary share.

3.	On June 18, 2023, Company’s shareholders effected a reverse share split of the issued and outstanding shares at a ratio of 1.7-for-one, pursuant to which holders of Company’s Shares received one Share for every 1.7 Shares held.

4.	On May 12, 2024, Company’s shareholders effected a reverse share split of the issued and outstanding shares at a ratio of 2-for-one, pursuant to which holders of Company’s Shares received one Share for every 2 Shares held.

5.	On August 16, 2024, the Company effected the issuance of an aggregate of 420,618 bonus shares to the holders of our Ordinary Shares on a basis of 0.1494 bonus shares for each Ordinary Share outstanding (equivalent to a forward share split at a ratio of 0.1494-for-1) (the “Second Forward Share Split”).

For accounting purposes, all share and per share amounts for ordinary share, preferred shares, warrants, options and loss per share amounts have been adjusted to give retroactive effect to the forward and reverse share splits for all periods presented in these financial statements. Any fractional shares that resulted from the forward and reverse share splits have been rounded up to the nearest whole share.

c.	Share options:

On February 19, 2021, the Board of Directors approved the adoption of the 2021 Share Option Plan (the “2021 Plan”). Under the 2021 Plan, the Company may grant share options to its officers, directors, employees and consultants. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement (each an “Option Agreement”). As of December 31, 2024, the number of ordinary shares reserved for issuance under the 2021 Plan is 304,261.

On June 6, 2023, the Company granted options to purchase 165,899 ordinary shares of the Company in consideration for $1.11 per share option. The share options will vest and become exercisable over a period of two (2) years commencing on the grant date on a monthly basis in equal instalments.

On November 30, 2023, the Company granted options to purchase 9,865 ordinary shares of the Company in consideration for NIS 0.07 (0.02 $) per option. The options will vest and become exercisable over a period of twelve (12) months commencing on the grant date on a monthly basis in equal instalments.

In these grants, certain officers and employees have a clause under their Option Agreement according to which all of the unvested share options become fully vested upon successful completion of an IPO and additionally, upon the successful completion of a merger, acquisition or reorganization of the Company with other entity, change in the ownership of more 50%, involuntary termination by the Company, or any other similar event. As such, 42,744 share options with exercise prices ranging between $0.02 and $1.1335 per share became fully vested upon successful completion of an IPO.

Expenses recognized in the financial statements:

	Year Ended December 31,
	2024	2023	2022

Research and development expenses	$41	$83	$111
General and administrative expenses	10	17	19
Total	$51	100	$130

The fair value of the Company’s share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2023

Risk-free interest rate	4.00% - 4.22%
Expected volatility	90.02% - 94.24%
Dividend yield	0
Contractual life	5 - 7
Exercise price	0.02 – 1.133

No share options were granted in 2024 and 2022.

A summary of the Company’s share options outstanding and exercisable as of December 31, 2022 and changes during the year then ended are presented below:

	2022
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	70,365	0.84

Share options outstanding at year end	70,365	0.84

Share options exercisable at year end	45,652	0.84

A summary of the Company’s share options outstanding and exercisable as of December 31, 2023 and changes during the year then ended are presented below:

	2023
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	70,365	0.84
Granted	175,764	1.07

Share options outstanding at year end	246,129	1.01

Share options exercisable at year end	103,349	0.93

A summary of the Company’s share options outstanding and exercisable as of December 31, 2024 and changes during the year then ended are presented below:

	2024
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	246,129	1.01
Granted	-	-

Share options outstanding at year end	246,129	1.01

Share options exercisable at year end	208,290	0.98